Summary of Significant Accounting Policies - Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segments
Disclosure of operating segments [Line Items]
Number of operating segments	3
Pharmaceuticals [Member]
Disclosure of operating segments [Line Items]
Segment description	The Pharmaceuticals segment comprises the commercial operations of the following global franchises: Specialty Care (Rare Diseases, Multiple Sclerosis, Oncology, Immunology), Diabetes & Cardiovascular, Established Prescription Products and Generics, together with research, development and production activities dedicated to our Pharmaceuticals segment. This segment also includes all associates whose activities are related to pharmaceuticals, in particular Regeneron.
Vaccines [Member]
Disclosure of operating segments [Line Items]
Segment description	The Vaccines segment comprises, for all geographical territories (including from January 1, 2017 certain European territories previously included in the Sanofi Pasteur MSD joint venture), the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.
Consumer Healthcare [Member]
Disclosure of operating segments [Line Items]
Segment description	The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for our Consumer Healthcare products, together with research, development and production activities dedicated to those products.